Other components of equity (Tables)	12 Months Ended
Mar. 31, 2021
Statement [line items]
Summary of Other Components of Equity
(f)	Summary of Other components of equity:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Currency translation reserve	US$	1,226.9	Rs.	89,692.0	Rs.	51,422.5	Rs.	28,388.6
Investments reserve		59.8		4,373.5		391.0		1,785.5
Hedging reserve		(16.7)		(1,222.1)		(41,937.1)		(60,668.2)
Cost of hedge reserve		(0.1)		(6.1)		(4,428.7)		(2,873.9)
Debt reserve		35.1		2,567.8		886.3		—

Total	US$	1,305.0	Rs.	95,405.1	Rs.	6,334.0	Rs.	(33,368.0)

Currency translation reserve [Member]
Statement [line items]
Summary of Other Components of Equity
(a)	The movement of Currency translation reserve is as follows:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Balance at the beginning	US$	703.4	Rs.	51,422.5	Rs.	28,388.6	Rs.	49,388.8
Exchange differences arising on translating the net assets of foreign operations (net)		553.4		40,454.9		22,007.8		(20,414.1)
Change in effective portion of hedges of net investment in foreign operations		(50.4)		(3,685.5)		—		—
Net change in translation reserve – equity accounted investees (net)		20.5		1,500.1		1,026.1		(586.1)

Balance at the end	US$	1,226.9	Rs.	89,692.0	Rs.	51,422.5	Rs.	28,388.6

Gain/(loss) on Equity instruments held as fair value through other comprehensive income [Member]
Statement [line items]
Summary of Other Components of Equity
(b)	The movement of gain/(loss) on Equity instruments held at fair value through other comprehensive income(FVTOCI) is as follows:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Balance at the beginning	US$	5.3	Rs.	391.0	Rs.	1,785.5	Rs.	—
Effect of transition to IFRS 9		—		—		—		1,392.8
Other Comprehensive income for the year		57.6		4,206.6		(1,369.3)		438.1
Income tax relating to gain/(loss) recognized on equity investments, where applicable		(2.5)		(180.5)		(25.2)		3.9
Profit on sale of equity investments reclassified to retained earnings		(0.6)		(43.6)		—		(49.3)

	US$	59.8	Rs.	4,373.5	Rs.	391.0	Rs.	1,785.5

Hedging reserve [Member]
Statement [line items]
Summary of Other Components of Equity
(c)	The movement of Hedging reserve is as follows:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Balance at the beginning	US$	(573.6)	Rs.	(41,937.1)	Rs.	(60,668.2)	Rs.	(39,224.0)
Effect of transition to IFRS 9		—		—		—		(2,819.8)
Gain/(loss) recognized on cash flow hedges		526.0		38,456.8		(23,130.0)		(89,824.6)
Income tax relating to gain/loss recognized on cash flow hedges		(100.6)		(7,356.42)		4,305.8		16,974.8
(Gain)/loss reclassified to profit or loss		156.7		11,455.9		50,102.9		79,903.6
Income tax relating to gain/loss reclassified to profit or loss		(30.2)		(2,210.1)		(9,064.7)		(15,181.1)
Amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges		6.2		456.1		(4,299.9)		(12,959.4)
Income tax on amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges		(1.2)		(87.3)		817.0		2,462.3

Balance at the end	US$	(16.7)	Rs.	(1,222.1)	Rs.	(41,937.1)	Rs.	(60,668.2)

Of the above balance related to:
Continued hedges		(7.1)		(516.8)		(38,520.7)		(56,981.5)
Discontinued hedges		(9.6)		(705.4)		(3,416.4)		(3,686.7)

Movements of cost of hedging reserve which included time value of options forward element of forward contracts and foreign currency basis spread [Member]
Statement [line items]
Summary of Other Components of Equity
(d)	The movement of Cost of Hedging reserve is as follows:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Balance at the beginning	US$	(60.6)	Rs.	(4,428.7)	Rs.	(2,873.9)	Rs.	(4,473.1)
Effect of transition to IFRS 9		—		—		—		204.8
Gain/(loss) recognized on cash flow hedges		79.3		5,791.9		(2,453.4)		(746.6)
Income tax relating to gain/loss recognized on cash flow hedges		(16.0)		(1,169.8)		600.6		207.5
(Gain)/loss reclassified to profit or loss		(17.2)		(1,254.6)		(942.4)		659.3
Income tax relating to gain/loss reclassified to profit or loss		2.5		181.7		167.0		(125.3)
Amounts removed from hedge reserve and recognized in inventory		14.7		1,077.2		1,324.9		1,727.8
Income tax related to amounts removed from hedge reserve and recognized in inventory		(2.8)		(203.8)		(251.5)		(328.3)

Balance at the end	US$	(0.1)	Rs.	(6.1)	Rs.	(4,428.7)	Rs.	(2,873.9)

Of the above balance related to
Continued hedges		(0.1)		(6.1)		(4,338.6)		(2,873.9)
Discontinued hedges		—		—		(90.1)		—

Reserve of gains and losses from investments in Debt instruments [Member]
Statement [line items]
Disclosure Of Detailed Information About Other Components Of Equity Explanatory [Text Block]
(e)	The movement of gain/(loss) on debt instruments held at fair value through other comprehensive income(FVTOCI) is as follows:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Balance at the beginning	US$	12.1	Rs.	886.3	Rs.	—	Rs.	—
Other Comprehensive income for the year		28.3		2,069.0		1,362.4		—
Income tax relating to gain/(loss) recognized on debt investments, where applicable		(5.3)		(387.5)		(476.1)		—

Balance at the end	US$	35.1	Rs.	2,567.8	Rs.	886.3	Rs.	—